Restructuring and Asset Impairment Charges	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges
Restructuring and Asset Impairment Charges
In July 2018, the Company announced a number of cost reduction initiatives that are expected to reduce certain of the Company’s General and Administrative, Customer Service, and Sales Support fixed costs. The Company completed the majority of these cost reduction initiatives in the second and third quarters of 2018, with the remainder by the end of 2018. In addition to resulting in meaningful cost reductions, the Company’s initiatives are expected to streamline operations, focus engineering and innovation and provide a better focus on driving customer satisfaction.
As part of these initiatives, the Company and Best Buy agreed in principle to end the co-branded Best Buy Smart Home by Vivint arrangement, which resulted in the elimination of in-store sales positions. In addition, the Company eliminated other general and administrative positions.
The following table presents accrued restructuring activity for the three months ended March 31, 2019 and the twelve months ended December 31, 2018 (in thousands):

	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2017	$558	$—	$558
Restructuring expenses	—	4,683	4,683
Cash payments	(91)	(4,341)	(4,432)
Accrued restructuring balance as of December 31, 2018	467	342	809
Cash payments	(23)	(257)	(280)
Accrued restructuring balance as of March 31, 2019	$444	$85	$529

Contract termination costs represent ongoing contractual commitments related to the 2015 restructuring of the Company's Wireless Internet Business. Additional charges may be incurred in the future for facility-related or other restructuring activities as the Company continues to align resources to meet the needs of the business.

Restructuring and Asset Impairment Charges

Restructuring
During the year ended December 31, 2018, the Company announced a number of cost reduction initiatives that are expected to reduce certain of the Company’s General and Administrative, Customer Service, and Sales Support fixed costs. The Company completed the majority of these cost reduction initiatives in the second and third quarters of 2018, with the remainder by the end of 2018. In addition to resulting in meaningful cost reductions, the Company’s initiatives are expected to streamline operations, focus engineering and innovation and provide a better focus on driving customer satisfaction.
As part of these initiatives, the Company and Best Buy agreed in principle to end the co-branded Best Buy Smart Home by Vivint arrangement ("Best Buy Agreement"), which resulted in the elimination of in-store sales positions. In addition, the Company eliminated other general and administrative positions. These actions resulted in one-time cash employee severance and termination benefits expenses of $4.7 million during the year ended December 31, 2018. The Company formally terminated its relationship with Best Buy in December 2018 and agreed to pay a termination fee of $5.5 million. The difference between the termination fee and all previously recorded liabilities relating to the Company's Best Buy Agreement was recorded as a reduction to capitalized contract costs.
During the year ended December 31, 2016, the Company sold all of its New Zealand and Puerto Rico contracts and recorded the impact of these transactions in restructuring and asset impairment. The calculation of the net loss recorded related to the 2016 Contract Sales included the expensing of all unamortized deferred subscriber acquisition costs associated with these subscriber accounts in the amount of $7.6 million, the realization of outstanding amounts of accumulated other comprehensive loss associated with the New Zealand foreign currency translation process of $1.1 million upon the substantial sale of the subsidiary, offset by cash proceeds of $6.2 million for a total net loss on the 2016 Contract Sales of $2.6 million.
Restructuring and asset impairment charges were as follows (in thousands):

	Year ended December 31,
	2018	2017	2016
Wireless restructuring recoveries:
Asset recoveries	$—	$—	$(710)
Contract termination recoveries	—	—	(751)
Employee severance and termination benefits recoveries	—	—	(77)
Total wireless restructuring recoveries	—	—	(1,538)
Loss on subscriber contract sales	—	—	2,551
Employee severance and termination benefits charges	4,683	—	—
Total restructuring and asset impairment charges	$4,683	$—	$1,013

The following table presents accrued restructuring activity for the years ended December 31, 2018 and 2017.

	Asset impairments	Contract termination costs	Employee severance and termination benefits	Total
Accrued restructuring balance as of December 31, 2015	$—	$3,954	$321	$4,275
Restructuring and impairment recoveries	(710)	(751)	(77)	(1,538)
Cash payments	—	(2,554)	(244)	(2,798)
Non-cash settlements	710	—	—	710
Accrued restructuring balance as of December 31, 2016	—	649	—	649
Cash payments	—	(91)	—	(91)
Accrued restructuring balance as of December 31, 2017	—	558	—	558
Restructuring expenses	—	—	4,683	4,683
Cash payments	—	(91)	(4,341)	(4,432)
Accrued restructuring balance as of December 31, 2018	$—	$467	$342	$809

Accrued restructuring at December 31, 2018 is included in current liabilities within accrued expenses and other current liabilities of $0.4 million and in long-term liabilities within other long-term obligations of $0.4 million.
Contract termination costs represent ongoing contractual commitments related to the 2015 restructuring of the Company's Wireless Internet Business. Additional charges may be incurred in the future for facility-related or other restructuring activities as the Company continues to align resources to meet the needs of the business.